Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 83.1%
	PUT OPTIONS – 4.6%
	ARK Innovation ETF
575	Exercise Price: $115.00, Notional Amount: $6,612,500, Expiration Date: September 17, 2021	$218,500
	S&P 500 Index
200	Exercise Price: $4,000.00, Notional Amount: $80,000,000, Expiration Date: December 31, 2021	2,353,000
350	Exercise Price: $4,000.00, Notional Amount: $140,000,000, Expiration Date: September 17, 2021	1,673,000
	TOTAL PUT OPTIONS
	(Cost $7,179,828)	4,244,500
	CALL OPTIONS – 78.5%
	S&P 500 Index
110	Exercise Price: $4,225.00, Notional Amount: $46,475,000, Expiration Date: September 17, 2021	1,695,650
330	Exercise Price: $4,400.00, Notional Amount: $145,200,000, Expiration Date: July 23, 2021	194,700
200	Exercise Price: $3,000.00, Notional Amount: $60,000,000, Expiration Date: December 31, 2021	26,040,000
350	Exercise Price: $3,000.00, Notional Amount: $105,000,000, Expiration Date: September 17, 2021	45,375,750
	TOTAL CALL OPTIONS
	(Cost $67,961,518)	73,306,100
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $75,141,346)	77,550,600

Number of Shares
	SHORT-TERM INVESTMENTS–39.3%
36,664,302	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.01%[1]	36,664,302
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $36,664,302)	36,664,302
	TOTAL INVESTMENTS – 122.4%
	(Cost $111,805,648)	114,214,902
	Liabilities in Excess of Other Assets – (22.4)%	(20,870,911)
	TOTAL NET ASSETS – 100.0%	$93,343,991

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS – (22.3)%
	CALL OPTIONS – (21.3)%
	S&P 500 Index
(200)	Exercise Price: $4,000.00, Notional Amount: $(80,000,000), Expiration Date: December 31, 2021	$(7,992,000)
(350)	Exercise Price: $4,000.00, Notional Amount: $(140,000,000), Expiration Date: September 17, 2021	(11,882,500)
	TOTAL CALL OPTIONS
	(Proceeds $16,630,588)	(19,874,500)
	PUT OPTIONS – (1.0)%
	S&P 500 Index
(14)	Exercise Price: $4,225.00, Notional Amount: $(5,915,000), Expiration Date: July 9, 2021	(10,010)
(55)	Exercise Price: $4,050.00, Notional Amount: $(22,275,000), Expiration Date: July 23, 2021	(57,200)
(55)	Exercise Price: $4,065.00, Notional Amount: $(22,357,500), Expiration Date: July 23, 2021	(61,050)
(14)	Exercise Price: $4,265.00, Notional Amount: $(5,971,000), Expiration Date: July 23, 2021	(47,040)
(14)	Exercise Price: $4,285.00, Notional Amount: $(5,999,000), Expiration Date: July 30, 2021	(69,930)
(200)	Exercise Price: $3,000.00, Notional Amount: $(60,000,000), Expiration Date: December 31, 2021	(452,000)
(14)	Exercise Price: $4,240.00, Notional Amount: $(5,936,000), Expiration Date: July 16, 2021	(26,250)
(350)	Exercise Price: $3,000.00, Notional Amount: $(105,000,000), Expiration Date: September 17, 2021	(204,750)
	TOTAL PUT OPTIONS
	(Proceeds $1,586,027)	(928,230)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $18,216,615)	$(20,802,730)

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.